Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Allowance for Credit Losses

Activity related to the Company’s allowance for credit losses during the years ended December 31, 2025 and 2024 was as follows:

	2025	2024
Allowance for credit losses, beginning balance	$223,166	$48,166
Credit loss provision	8,800,602	176,307
Write-offs	-	(1,307)
Allowance for credit losses, ending balance	$9,023,768	$223,166

Schedule of Inventory

The table below presents the Company’s inventory values, by category, as of June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025
Raw materials	$35,643	$251,911
Finished goods	4,676,132	2,625,249
Total net realizable value	$4,711,775	$2,877,160

The table below presents the Company’s inventory values, by category, as of December 31, 2025 and 2024:

	2025	2024
Raw materials	$251,911	$176,218
Finished goods	2,625,249	1,647,784
Total net realizable value	$2,877,160	$1,824,001

Schedule of Estimated Useful Lives	Depreciation expense commences once a PP&E asset is ready for its intended use and is computed using the straight-line method based on the estimated useful lives of the related assets as follows:

Category	Estimated Useful Life
Land	Infinite (not depreciated)
Building and Building Improvements	3-39 years
Machinery and Equipment	3-7 years
Computer and Office Equipment	3 years
Furniture and Fixtures	5-7 years
Construction-in-Process	Not depreciated until placed into service

Schedule of Amortization of Intangible Assets with Finite Lives

Amortization of intangible assets with finite lives is calculated on the straight-line method based on the following estimated useful lives:

Website and software development costs	5 years
Intellectual property	5 years
Customer relationships	7 years

Schedule of Revenue Disaggregated by Major Products Categories

The following table provides information about revenue disaggregated by major sites of service:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Hospital	$6,712,240	$-	$12,076,119	$-
Physician office	1,098,449	10,963,174	1,870,100	26,930,195
Other	88,560	-	88,560	-
Revenue, net	$7,899,249	$10,963,174	$14,034,779	$26,930,195

The following table provides information about revenue disaggregated by major products categories:

	For the years ended
	December 31,
	2025	2024
VendajeAC	$44,045,014	$10,617,897
Amnio Wrap 2	3,348,726	58,783,096
Other	88,275	257,427
Revenue, net	$47,482,015	$69,658,420

Schedule of Basic and Dilutive Earnings Per Share	Basic and dilutive net (loss) income per share is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Net (loss) income available to common shareholders (numerator)	$(8,971,360)	$10,613	$(17,791,065)	$3,918,735

Weighted-average number of common shares (denominator)	17,327,652	16,708,776	17,090,140	16,689,537

Basic (loss) income per common share	$(0.52)	$0.00	$(1.04)	$0.23

Weighted-average number of common shares	17,327,652	16,708,776	17,090,140	16,689,537
Potential shares of common stock arising from stock options, warrants, and unvested RSU’s	-	6,710,950	-	6,818,731
Total shares-diluted (denominator)	17,327,652	23,419,726	17,090,140	23,508,268

Diluted (loss) income per common share	$(0.52)	$0.00	$(1.04)	$0.17

Anti-dilutive weighted shares excluded from the calculation of diluted (loss) income per common share	5,312,033	58,800	6,236,531	51,370
Basic and dilutive earnings per share is as follows:

	2025	2024
Net (loss) income available to common shareholders (numerator)	$(6,580,912)	$31,030,713

Weighted-average number of common shares (denominator)	16,728,783	16,368,429

Basic (loss) earnings per common share	$(0.39)	$1.90

Weighted-average number of common shares	16,728,783	16,368,429
Potential shares of common stock arising from stock options, warrants, and unvested RSU’s	-	5,329,956
Total shares-diluted (denominator)	16,728,783	21,698,384

Diluted (loss) earnings per common share	$(0.39)	$1.43

Anti-dilutive weighted shares excluded from the calculation of earnings per common share	6,672,524	-